Jan. 04, 2024
Vest 2 Year Interest Rate Hedge ETF
Vest 2 Year Interest Rate Hedge ETF
Investment Objective
The Vest 2 Year Interest Rate Hedge ETF (the “Fund”) seeks to provide a hedge against, and generate capital appreciation from, rising 2-year interest rates.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.85%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 2-year interest rate (the “2-Year Rate”) rises. The Fund is expected to experience losses when the 2-Year Rate falls. The 2-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of two years. To achieve its investment objective of hedging against increases in the 2-Year Rate, the Fund invests in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund invests in U.S. Treasury bills as collateral for the Fund’s derivatives transactions.
In addition, the Fund will take long or short positions in interest rate payer or receiver swaptions to limit losses and gains. By taking these positions to limit losses, the upside cap (described below) is a by-product of seeking to limit the downside losses. For example, the Fund will take a long position in receiver swaptions to reduce the Fund’s exposure to declines in the 2-Year Rate, which is expected to have the effect of offsetting losses resulting from a decrease in the 2-Year Rate such that there is a hedge against the 2-Year Rate declining below a specific percentage over a calendar quarter (“floor”). Additionally, the Fund takes a short position in (sells) payer swaptions to offset the costs associated with the purchased receiver swaption and foregoes the potential upside from increases in the 2-Year Rate above a capped level over the same period (“upside cap”). As a result, some upside potential may be foregone from rising interest rates in certain market environments. The Fund generally intends to hold swaptions maturing in three months for the purpose of seeking to provide more predictable returns in a market cycle during the applicable hedge period. The Fund will generally seek to limit losses to a maximum loss of 20%, before fees and expenses, over a calendar quarterly period, with the potential upside capped between 5% to 35%, before fees and expenses, over the calendar quarter. The upside cap could be more or less depending on market conditions. There can be no assurance that the Fund will be successful in limiting losses.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Principal Investment Risks
Performance
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf.